Share-based compensation - Summary of Total Stock-based Compensation Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 763	$ 974
Research and Development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	67	179
General and Administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation expense	$ 696	$ 795